Note 11 - Fair Value Measurement - Assets and Liabilities Accounted for at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other, net	$ 18,376	$ 10,695
Fair Value, Recurring [Member]
Total assets	163,918	177,898
Total liabilities	1,548	22,191
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Money market funds and other bank deposits	106,374	104,743
Equity securities – mining industry	32,284	24,018
Certificates of deposit and other deposits	1,165	1,164
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Other, net	14,740	45,146
Metal forward contracts	4,698	$ 1,309
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Assets
Foreign exchange contracts	4,657	$ 1,518
Metal forward contracts	$ 40	$ 14,643
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Foreign exchange contracts	$ 1,508	$ 7,548